Schedule of Income Tax Included in Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ (1,936)
State				$ 6	(4,105)
Deferred:
Federal			$ (20,993)	(23,691)	509
State			(3,234)	(3,230)	1,378
Income tax Expense (Benefit)	$ 2,092	$ (92)	$ (24,227)	$ (26,915)	$ (4,154)
Effective Tax Rate	(3.60%)	0.50%	5.70%	36.10%	63.50%